Restatement	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Restatement

In November, 2010 the Company determined that the share conversion ratio, as well as the calculation of non-controlling shares outstanding for the purposes of determining weighted average shares outstanding pursuant to the July 6th reverse merger described in Note 1 above had been calculated incorrectly due to the following errors:

•	The number of DNA Beverage shares outstanding and shares to be issued as of the date of the reverse merger on July 6, 2010 was inaccurate

•	The number of shares reserved for the conversion of preferred stock to common stock was calculated incorrectly

•	As a result of the errors described above, DNA Brands non-controlling shares outstanding as of July 6, 2010 were excluded from the calculation of weighted average shares outstanding.

Accordingly, the Company has restated its financial statements for the year ended December 31, 2009 to correct the number of common shares reported as issued and outstanding by changing the conversion ratio from .7787576 to .729277794. The effect of the restatement on the previously issued consolidated financial statements for the year ended December 31, 2009 is presented in the following table:

	As Originally Reported	Effect of Restatement	Restated

Consolidated Balance Sheets
Common shares issued and outstanding December 31, 2009	20,137,994	(290,323)	19,847,671
Common stock balance December 31, 2009	$20,138	$(290)	$19,848
Additional paid-in capital December 31, 2009	$6,430,228	$290	$6,430,518